Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Detailed Information About Deferred Revenue [Abstract]
Summary of detailed information about deferred revenue

December	2022	2021

Balance, January 1	$84,614	$35,409

Acquisition (Note 7)	135,409	-

Cash received in advance of revenue recognition	526,924	167,956

Revenue subsequently recognized	(354,531)	(118,438)
Currency translation effects	7,104	(313)

Closing balance	$399,520	$84,614

Current deferred revenues	$366,085	$84,614

Non-current deferred revenues	33,435	-

	$399,520	$84,614